Note 4 - Related Party Transactions (Details Textual)						1 Months Ended	6 Months Ended
	Jan. 12, 2022 USD ($)	Sep. 29, 2021 USD ($)	Jun. 04, 2021 USD ($) $ / shares shares	May 10, 2021 USD ($)	Jan. 01, 2018	Feb. 28, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)
Related Party Transaction, Agreement Term (Year)					5 years
Related Party Transaction, Discount Percentage on Daily Vessel Management Fee					5.00%
Due to Related Parties, Current, Total							$ 0		$ 244,587
Payments to Acquire Vessel							36,968,387			$ 7,126,713
Proceeds from Related Party Debt							0			6,000,000
Interest Expense, Related Party							0			25,533
Gain (Loss) on Extinguishment of Debt, Total							0			(1,647,654)
Share Price (in dollars per share) | $ / shares			$ 27.44
M/V Molyvos Luck [Member]
Payments to Acquire Vessel	$ 21,214,125
Eurobulk Ltd. [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €								€ 720			€ 685
Due to Related Parties, Current, Total							1,923,892		244,587
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction							1,464,064			1,085,825
Eurobulk Ltd. [Member] | Fixed Fee Transaction [Member]
Related Party Transaction, Amounts of Transaction							$ 625,000			625,000
Eurochart [Member] | M/V Molyvos Luck [Member]
Payments to Acquire Vessel						$ 210,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage							1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage							1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party							$ 521,107			300,570
Eurochart [Member] | Commission of Purchase Price Paid by Seller of Vessel [Member]
Related Party Transaction, Commission, Percentage							1.00%	1.00%
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party							$ 37,086			21,357
Related Party Transaction, Commission on Premium, Maximum, Percentage							5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party							$ 74,075			$ 36,437
Related Party Transaction, Amounts of Transaction per Crew Member per Month							$ 50
Ergina Shipping Ltd. [Member]
Proceeds from Related Party Debt				$ 6,000,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Interest Expense, Related Party									$ 25,533
Debt Instrument, Convertible, Threshold Trading Days			15
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 18.30
Gain (Loss) on Extinguishment of Debt, Total			$ (1,647,654)
Repayments of Related Party Debt		$ 2,700,000
Ergina Shipping Ltd. [Member] | Loan Converted into Common Stock [Member]
Debt Conversion, Original Debt, Amount			$ 3,300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			180,308